As Filed With The Securities And Exchange Commission on April 4, 2001

                                                             File Nos. 333-13185
                                                                        811-7839

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     -------

   Pre-Effective Amendment No. ____

   Post-Effective Amendment No. 16

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                     -------

   Amendment No. 17

                               CONSECO FUND GROUP
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (317) 817-6300
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                             WILLIAM P. KOVACS, Esq.
                               Conseco Fund Group
                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                              Donald W. Smith, Esq.
                              Robert J. Zutz, Esq.
                         Kirkpatrick & Lockhart LLP 1800
                           Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Continuous

         It is proposed that this filing will become effective:

[X]      Immediately upon filing pursuant to Rule 485(b)
[ ]      On _________________ pursuant to Rule 485(b)
[ ]      60 days after filing pursuant to Rule 485(a)(1)
[ ]      On _________________ pursuant to Rule 485(a)(1)
[ ]      75 days after filing pursuant to Rule 485(a)(2)
[ ]      On _________________ pursuant to Rule 485(a)(2)

                               CONSECO FUND GROUP
                            Conseco Money Market Fund

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

*        Cover Sheet

Contents of Registration Statement:

*        Part A - Prospectus, Class Y

*        Part B - Statement of Additional Information, Class Y

*        Part C - Other Information

*        Signature Pages

*        Exhibits

                          PART A - PROSPECTUS, CLASS Y

APRIL 4, 2001

                                                       CONSECO MONEY MARKET FUND

                                                                      Prospectus

                                                                  Class Y Shares

                                                    As with any mutual fund, the
                                        Securities and Exchange Commission (SEC)
                             has not approved or disapproved of these securities
                  or determined whether this prospectus is accurate or complete.
                       Any representation to the contrary is a criminal offense.

Table of Contents

THE FUND
     Conseco Money Market Fund ...........................................

FEES AND EXPENSES.........................................................

MANAGEMENT OF THE FUND....................................................
     Adviser..............................................................
     Advisory Fees........................................................
     Portfolio Manager....................................................
     Determining Share Price..............................................

MANAGING YOUR CONSECO FUND GROUP ACCOUNT
     Essential Information................................................
     Three Convenient Ways to Open Your Conseco Fund Group Account........
     Important Information about Buying Conseco Fund Group Shares.........
     Important Information about Selling Conseco Fund Group Shares........
     Special Shareholder Services.........................................
     Dividends and Distributions..........................................
     Tax Considerations...................................................

CONSECO MONEY MARKET FUND

         The Conseco Money Market Fund (the "Fund") invests exclusively in high quality short-term money market instruments.

INVESTMENT OBJECTIVE

         The Fund seeks current income with liquidity and stability of principal.

         The Fund has the ability to change its investment objectives without shareholder approval, although it does not currently intend to do so.

ADVISER'S STRATEGY

The portfolio management discipline at Conseco Capital Management, Inc. ("CCM" or "Adviser") emphasizes investing in those securities our research analysts consider to be of the highest quality. The portfolio is managed to achieve an income level consistent with the market while controlling risk.

CCM's fixed-income analysts emphasize fundamental investment research in making their investment decisions. They examine the total financial resources of the issuer of any security we might consider buying. They seek to learn if the issuer, whether a business or a government entity, has the resources to support its spending plans and meet its obligations in good economic times and bad.

In considering securities issued by a business, our fixed-income analysts take the "big picture" into account. They inquire into the state of the industry the business is competing in, whether it is growing or declining. They look at the business' position in the industry and whether or not its market share is growing. They consider the quality of the goods or services it provides and its ability to innovate. They get to know its management.

This intensive fundamental research guides our funds in buying and selling securities.

The Fund may invest in the following types of money market securities:

* U.S. government securities including those issued by U.S. government agencies, authorities and instrumentalities.

* Bank obligations, such as time deposits, bankers' acceptances and other obligations of banks that have total assets in excess of $1 billion and are subject to regulations by the U.S. government. This includes securities issued by U.S. subsidiaries of foreign banks; London branches of domestic banks; foreign branches of domestic commercial banks; and foreign banks issuing U.S. dollar-denominated securities.

* Commercial paper, a short-term debt obligation, including variable and floating rate securities of U.S. corporations and asset-backed securities, maturing within 270 days that are rated:

    * A-1 or A-2 by Standard & Poor's Corporation, or

    * Prime-1 or Prime-2 by Moody's Investor Services, Inc. or,

    * If not rated are of a comparable quality as determined by the Adviser under supervision of the Board of Trustees

* Short-term corporate debt securities, i.e., corporate debt securities, other than commercial paper, maturing in 13 months or less which present minimal credit risk.

* Municipal securities issued by states and their political subdivisions (interest on municipal bonds is often exempt from federal income tax, however, the Fund typically invests in bonds that are not tax exempt).

* Up to 50% of its assets in short-term U.S. dollar-denominated debt securities of foreign issuers.

  The Adviser's strategy is to construct the Fund's portfolio with an average maturity on a dollar-weighted basis of 90 days or less.

  SIDEBAR: WHAT IS AVERAGE-WEIGHTED MATURITY?

  Average-weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average-weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates.

  How has the fund performed?

  Because the Money Market Fund was new when this prospectus was printed, it has no previous operating history.

  PRIMARY RISK CONSIDERATIONS

Any mutual fund investment is subject to risk and may decline in value. You could lose part or even all of the money you invest in the Fund.

  MARKET RISK: The market value of a fund's investment will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy, or may affect the market as a whole.

  CREDIT RISK: Because the Fund only invests in high-quality obligations and intends to limit its average maturity to 90 days or less, credit risk is minimized. Nonetheless, the issuer of a security, or one of the parties to a contract, may default or otherwise be unable to honor a financial obligation.

  INTEREST RATE RISK: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

  NET ASSET VALUE (NAV): There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

  NOT FDIC INSURED: An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Adviser seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will be able to do so. It is possible to lose money by investing in the Fund.

Fees and Expenses

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                MONEY MARKET FUND
                                Shareholder Fees
                    (fees paid directly from your investment)

                                Class Y
------------------------------ ----------
   MAXIMUM UP-FRONT SALES         None
------------------------------ ----------
      MAXIMUM DEFERRED            None
------------------------------ ----------

       The Fund does not charge any fees for reinvesting dividends, or redeeming or exchanging fund shares.

                            Annual Operating Expenses
              (These expenses are deducted from the Fund's assets)

                                 -------------
                                    Class Y
-------------------------------- -------------
MANAGEMENT FEES                      0.70%
-------------------------------- -------------
DISTRIBUTION AND SERVICE             None
-------------------------------- -------------
OTHER EXPENSES**                     0.20%
-------------------------------- -------------
EQUALS TOTAL ANNUAL FUND             0.90%
-------------------------------- -------------
LESS FEE WAIVER AND/OR EXPENSE      (0.50%)
-------------------------------- -------------
                                     0.40%
-------------------------------- -------------

+ The Adviser and Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the Fund's expenses through April 30, 2002 to ensure that total annual operating expenses do not exceed the Net Expense listed in the Annual Operating Expenses table. This arrangement does not cover interest expenses, taxes, brokerage commissions and extraordinary expenses. The Adviser and Administrator may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

** Because the Fund is new, other expenses are estimated.

EXPENSE EXAMPLE

This example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                     1 Year         3 Years*

Money Market Fund                     $41            $237

*The example for 3 years does not take into account the expense waiver/reimbursement described above. Under the reimbursement arrangement, your cost for the 3 year period would be lower.

MANAGEMENT OF THE FUND

ADVISER

Conseco Capital Management, Inc. is a registered investment adviser located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. CCM is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM manages investments for Conseco, Conseco-affiliated insurance companies, the Conseco Fund Group family of mutual funds and other Conseco mutual funds, as well as for foundations, endowments, corporations, government entities, Taft-Hartley plans and high-net-worth individuals. As of December 31, 2000, CCM managed more than $29 billion.

ADVISORY FEES

As compensation for advisory services, Conseco Capital Management, Inc. receives fees of 0.50% annually of the Fund's average daily net assets.

PORTFOLIO MANAGER

---------------------------- --------- ------------------------------------------------------- --------------------
                             With
                             CCM
Fund Manager                 Since                     Professional Experience                       Funds
---------------------------- --------- ------------------------------------------------------- --------------------
Gregory J. Hahn,             1989      o Responsible for portfolio analysis and                   o Conseco
CFA                                      management of the institutional client                     Balanced
 Fixed Income                            accounts and analytical support for                        (fixed
 Portfolio Manager                       taxable portfolios                                         income
 Conseco Capital                       o Responsible for SEC registered                             portion)
 Management, Inc.                        investment products                                      o Conseco
                                       o Portfolio manager of other affiliated                      Fixed
                                         investment companies                                       Income
                                                                                                  o Conseco
                                                                                                    Money
                                                                                                    Market
                                                                                                    Fund
---------------------------- --------- ------------------------------------------------------- --------------------

ADMINISTRATIVE SERVICES

Conseco Services, LLC provides administrative services to the Fund, including:

o Supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date

o Supervising the preparation and filing of documents as required by state and federal regulatory agencies

o Management and oversight of all third-party service providers

As compensation for these services, Conseco Services, LLC receives administrative fees of 0.20% annually of the Fund's average daily net assets.

DETERMINING SHARE PRICE

         The Fund calculates its net asset value (NAV) on each business day that the New York Stock Exchange (NYSE) is open. This occurs at the close of regular trading, normally 4 PM, Eastern time. The NAV is generally based on the market price of the securities held in a fund.

         The amortized cost method is used to determine the NAV for the Conseco Money Market Fund. In this method, securities are valued at the time of purchase at cost and thereafter any discount or premium is amortized to maturity. This method does not take into account unrealized gains and losses, nor does it consider the impact of fluctuating interest rates on the market value of the security. The Conseco Money Market Fund will attempt to maintain a constant net asset value of $1.00 per share, however, there can be no assurance that it will be able to do so.

MANAGING YOUR CONSECO FUND GROUP ACCOUNT

ESSENTIAL INFORMATION

CONTACTING CONSECO FUND GROUP

By phone                           Shareholder Services
                                   800-986-3384, 24 hours a day

By mail                            Conseco Fund Group
                                   Attn: Administrative Offices
                                   11815 N. Pennsylvania St., K1B
                                   Carmel, IN 46032

Our business hours

We're open when the New York Stock Exchange is open so you can buy or sell shares in your Fund account any weekday except: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

KEEPING TRACK

We'll send you written confirmation of each transaction in your account. These confirmations also serve as your proof of ownership since we do not issue certificates.

Class Y shares

o Are only available to individuals whose Conseco Fund Group investments exceed $500,000 or to eligible institutional investors:

  - Tax-qualified retirement plans with at least $10 million to invest or 250 eligible employees

  - Banks and insurance companies investing for their own accounts

  - Other investment companies not affiliated with our Adviser

  - The Adviser's tax-qualified retirement plans or qualified financial intermediaries who have a contract with Conseco Equity Sales, Inc. ("Distributor")

  - Endowments, foundations and other charitable organizations

  - Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee

         The minimum investment may be waived at the discretion of the Fund's officer.

Class Y shares have no up-front load or CDSC, nor do they pay annual 12b-1 distribution or shareholder servicing fees.

THREE CONVENIENT WAYS TO OPEN YOUR CONSECO FUND GROUP ACCOUNT

THROUGH YOUR FINANCIAL PROFESSIONAL

You can buy shares in any Conseco Fund Group fund through any authorized broker/dealer, financial planner, or a financial institution, such as a bank, or financial services firm. These organizations and individuals may maintain their own procedures for buying and selling shares, and may charge fees. Your financial advisor will have the details.

By mail

Send your completed application, along with a check payable to the Conseco Fund Group to:

Conseco Fund Group

c/o Firstar Mutual Fund Services, LLC

PO Box 701

Milwaukee, WI 53201-0701

or for overnight mail

Conseco Fund Group

c/o Firstar Mutual Fund Services, LLC

615 E. Michigan St., 3rd floor

Milwaukee, WI 53201-0701

414-765-4124

By bank wire

Send your completed application to the address listed above and wire your investment to:

ABA#042000013

Credit to:

Firstar Mutual Fund Services, LLC

Account #112-952-137

Further credit to:

o The name of the fund you're investing in - Conseco Money Market Fund - Class Y

o Your account name

o The fund's number, which you'll find on the account application

New accounts must also send a completed application form to one of the mailing addresses listed above.

IMPORTANT INFORMATION ABOUT BUYING CONSECO FUND GROUP SHARES

o If you're adding to your existing account, indicate your fund account number on your check.

o We accept no third-party checks.

o Shares are purchased at the next share price (NAV) calculated after we receive your order.

o If you buy shares through your financial advisor, it is the professional's responsibility to forward your purchase order before the close of business on the New York Stock Exchange, normally 4 PM, Eastern time. Investors should check with their financial advisor to see whether they have an earlier daily deadline for forwarding purchase orders.

o Payment for shares purchased through a financial institution such as a bank or an authorized broker/dealer is due on the settlement date, normally three days after we have received your order. (If you or your financial professional is making payment via Federal Funds wire, be sure to get a confirmation number, which you will need to ensure timely credit.)

o We can only accept checks in U.S. dollars drawn on U.S. funds for the purchase of shares.

o We may charge a $25 fee on purchase checks that do not clear.

o To ensure that all checks have cleared, we do not allow investors to sell shares purchased by check until the shares have been in their account 12 days.

o We reserve the right to cancel any purchase order, specifically, a purchase order for which we have not received payment within three business days.

o The Fund currently does not charge for wire transfers it receives for share purchases, although your bank may.

IMPORTANT INFORMATION ABOUT SELLING CONSECO FUND GROUP SHARES

You may transmit a request to sell shares by phoning us directly, through your financial professional or by mail. We will mail the check for the proceeds of the sale of your shares to the address listed on your account application.

If you sell shares by phone

o Neither the Fund nor its transfer agent, Firstar Mutual Fund Services, LLC, is responsible for verifying whether a telephoned sales order is genuine. We do, however, protect you with these safeguards:

  - We record telephone orders.

  - We require callers to provide specific identifying information.

  - We send written confirmation of your order within five days.

o You cannot place orders by phone if you have rejected the telephone privilege in your account application.

If you sell shares through your financial professional

o Intermediaries may maintain their own procedures for buying and selling shares. Your financial professional will have the details.

o Intermediaries may charge fees for processing your sales request, even though we do not.

If you sell shares by mail

Address your request to

Conseco Fund Group

c/o Firstar Mutual Fund Services, LLC

PO Box 701

Milwaukee, WI 53201-0701

or for overnight mail

Conseco Fund Group

c/o Firstar Mutual Fund Services, LLC

615 E. Michigan St., 3rd floor

Milwaukee, WI 53201-0701

414-765-4124

If you sell shares by wire

A $15 fee will be charged for all outbound wire transfers.

We require a signature guarantee for sales of Conseco Fund Group shares totaling $50,000 or more. You may obtain your signature guarantee from most financial institutions, such as banks, broker/dealers, credit unions and savings associations -- but not from a notary public.

Information required on all sales requests

o Include your account number, your account's name and your Social Security or taxpayer identification number with your sales request.

o State either the number of shares you wish to sell or the amount you wish to receive from the sale.

Calculating the proceeds from your sale

o Shares are sold at the next share price (NAV) calculated after we receive your request, either from you directly or through your registered financial professional.

o If you submit your sales request through a registered financial professional, it is the financial professional's responsibility to transmit your request prior to the close of the New York Stock Exchange in order to receive that day's share price.

Receiving the proceeds from your sale

o You should receive a check for the net proceeds of your sale within seven business days. We may, however, delay payment 12 days or longer if the check you used to purchase the shares you're selling has not cleared.

o Under extraordinary circumstances, as specified by law, we may temporarily suspend payment.

Expedited processing

You may have proceeds of $50 or more wired directly or sent through electronic funds transfer to an account in the U.S. bank of your choice. Normally, we will transmit these expedited proceeds on the next business day following the sale of your shares. We charge a $15 wire transfer fee.

Special Shareholder Services

We offer special services free of charge to make investing in Conseco Fund Group mutual funds easy and convenient.

Free exchanges

Conseco Fund Group lets you exchange shares in one fund for the same class of shares in any other fund, including Class Y of the Conseco Money Market Fund, free of charge. There may, however, be tax consequences resulting from these exchanges. See Tax Considerations. Normally we will execute the entire transaction in a single business day. Also, the value of the shares you are exchanging must meet the minimum purchase requirement of the fund you're exchanging them for.

Short-term or excessive trading into and out of the funds may harm performance by disrupting investment management strategies and increasing expenses. Accordingly, the funds may reject any purchase orders, including exchanges, from investors who, in Conseco Fund Group's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. To determine whether investors engage in short-term or excessive trading, we consider the trading history of all the Conseco Fund Group accounts they own and control.

Shareholder Statements and Reports

To reduce expenses and conserve natural resources, Conseco Fund Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or Conseco Fund Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 800-986-3384 and Conseco Fund Group will begin individual delivery.

DIVIDENDS AND DISTRIBUTIONS

At least 90% of the Fund's net investment income is distributed to shareholders as dividends. Net investment income consists of all dividends and interest received -- less expenses (including fees payable to the Adviser and its affiliates). You begin earning dividends on fund shares the day after the Conseco Fund Group receives your purchase payment.

The Fund declares dividends on each business day. Dividends for the Fund are distributed on the first day of each month. The Board of Trustees may elect to change dividend distribution intervals.

Capital gains, if any, are generally declared annually and distributed to shareholders after the close of a fund's fiscal year. These include net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions.

CHOOSE HOW TO USE YOUR DISTRIBUTIONS

Conseco Fund Group lets you receive your distributions in cash or use them to buy more shares. Simply choose on your application the option that meets your needs. Retirement accounts reinvest all fund distributions except under unusual circumstances. Call 800-986-3384 for further information.

TAX CONSIDERATIONS

The shareholders of the Fund ordinarily pay taxes on the Fund's dividends. You will owe taxes whether you receive distributions and dividends in cash or whether you reinvest them. The amount of taxes you owe will depend on many factors. The most important are:
* Your income tax bracket
* How long the Fund has owned the securities that it sells
* How long you've owned any shares in the Fund that you might sell
* Whether you owe alternative minimum tax

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

The amount of tax you owe each year on your Fund investment will depend on the amount of dividends and capital gain distributions that the Fund pays out. Normally, the taxes will be due in the year dividends and distributions are paid. (The exception is when a fund declares a dividend in December of one year, and pays the dividend in January of the next year. In this case, you pay taxes on the distributions as if we had paid them in December.)

TAXES ON SALES OR EXCHANGES

The chart features possible tax implications arising from the sale or exchange of fund shares.

------------------------------------------------------- -----------------------
                     TRANSACTION                           TAX IMPLICATION
------------------------------------------------------- -----------------------
Selling shares for more than purchase price                      Yes
------------------------------------------------------- -----------------------
Selling shares for less than purchase price                      Yes
------------------------------------------------------- -----------------------
Exchanging shares of same class from one Conseco Fund            Yes
Group fund to another
------------------------------------------------------- -----------------------

After Dec. 31 of each year, we will mail you a notice telling you:

o How much your investment in the Fund has earned in dividends and distributions during the year
o Whether they are taxable as ordinary income, a short-term capital gain or a long-term capital gain

BACKUP WITHHOLDING

You must give us your Social Security or other taxpayer ID number on your fund application. If we do not have your number on record, or if the IRS has informed us that you are subject to backup withholding, we must withhold 31% of all money that you earn from your investment. Consult your tax advisor for details.

FINANCIAL HIGHLIGHTS

Because the Conseco Money Market Fund is new, financial highlights are not available.

Inside Back Cover

Thanks for taking the time to carefully review this prospectus. To begin investing in the Conseco Fund Group family of mutual funds, please fill out the enclosed application. If you need an additional prospectus, you may contact the shareholder services line at 800-986-3384.

For More Information

         More Conseco Fund Group information is available free upon request:

SHAREHOLDER REPORTS

         Because the Money Market Fund is new, no annual reports have been completed.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

         The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about the fund and its policies.

To obtain a shareholder report, SAI or other information:

By telephone

Shareholder Services

Call 800-986-3384

By mail

         Conseco Fund Group
         Attn: Administrative Offices
         11815 N. Pennsylvania Street, K1B
         Carmel, IN 46032

On the Internet

Text-only versions of the prospectuses and other documents pertaining to the fund can be viewed online or downloaded from:

     SEC
http://www.sec.gov

     Conseco Fund Group
http://www.consecofunds.com

         Information about the fund (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-202-942-8090). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

         Registration Number: 811-07839

              PART B - STATEMENT OF ADDITIONAL INFORMATION, CLASS Y

                       STATEMENT OF ADDITIONAL INFORMATION

                               CONSECO FUND GROUP

                            CONSECO MONEY MARKET FUND

                                 CLASS Y SHARES

                                  APRIL 4, 2001

This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Fund Group (the "Trust") and the Conseco Money Market Fund (the "Fund"). It should be read in conjunction with the Fund's Class Y Share prospectus (the "Prospectus"), dated April 4, 2001. You may obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-986-3384.

TABLE OF CONTENTS

GENERAL INFORMATION....................................................

INVESTMENT RESTRICTIONS................................................

INVESTMENT STRATEGIES..................................................

TEMPORARY DEFENSIVE POSTIONS...........................................

PORTFOLIO TURNOVER.....................................................

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES....................

INVESTMENT PERFORMANCE.................................................

SECURITIES TRANSACTIONS................................................

MANAGEMENT.............................................................

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................

FUND EXPENSES..........................................................

DISTRIBUTION ARRANGEMENTS..............................................

PURCHASE, REDEMPTION AND PRICING OF SHARES.............................

INFORMATION ON CAPITALIZATION AND OTHER MATTERS........................

TAXES..................................................................

FINANCIAL STATEMENTS...................................................

APPENDIX A SECURITIES RATINGS..........................................

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues nine separate series of shares, each of which represents a separate portfolio of investments. The Conseco Money Market Fund offers Class Y shares. The other funds of Conseco Fund Group: Conseco Science & Technology, Conseco 20, Conseco Large-Cap, Conseco Equity, Conseco Balanced, Conseco Convertible Securities, Conseco High Yield, and Conseco Fixed Income Funds, offer Class A, B, C and Y shares in a separate prospectus. Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser.

There is no assurance that the Fund will achieve its investment objective. The Fund may be used independently or in combination with other Funds.

INVESTMENT RESTRICTIONS

The Trust has adopted the following policies relating to the investment of assets of the Fund, and its activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the Fund. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. A change in policy affecting the Fund may be effected with the approval of the holders of a majority of the outstanding shares of the Fund. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

The Conseco Money Market Fund may not (except as noted):

1. Purchase or sell commodities or commodity contracts, including interest rate future contracts, stock index futures, futures contracts based on other financial instruments, and options on such future contracts;

2. Borrow money, except that the Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that the Fund may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments);

3. Underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

4. With respect to its total assets, purchase the securities of any issuer if
   (a) more than 5% of Fund's total assets would be invested in the securities of that issuer or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

5. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Purchase or sell real estate;

7. Make loans of its assets if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or

8. Issue any senior security, except as permitted under the 1940 Act.

INVESTMENT STRATEGIES

The Fund seeks current income with liquidity and stability of principal.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the Conseco Money Market Fund may:

* Invest only in U.S. dollar-denominated money market instruments that present "minimal credit risk." At least 95 percent of the Conseco Money Market Fund's total assets, as measured at the time of investment, must be of the "highest quality." A money market instrument will be considered in the highest quality
  (1) if it is rated in the highest rating category by (i) any two nationally recognized statistical rating organization ("NRSRO") or, (ii) by the only NRSRO that rate the security;(2) if, in the case of an instrument with a remaining maturity or 13 months or less that was long-term at the time of issuance, the issuer thereof has short-term debt obligations comparable in priority and securities to such security, and that are rated in the highest rating category by (i) any two NRSROs or (ii) the only NRSRO that has rated the security or (iii) in the case of an unrated security, such security is of comparable quality to a security in the highest rating category as determined by the Adviser.
* With respect to no more than 5 percent of its total assets, measured at the time of investment, invest money market instruments that are in the second-highest rating category for short-term debt obligations.

* Not invest more than 5 percent of its total assets, measured at the time of investment, in securities of any one issuer, except that this limitation shall not apply to U.S. Government securities, and repurchase agreements thereon and except that the Fund may invest more than 5 percent of its total assets in securities of a single issuer that are of the highest quality for a period of up to three business days.
* Not invest more than the greater of 1 percent of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that the limitation shall not apply to U.S. Government securities.
* From time to time, purchase securities on a when-issued or delayed delivery basis.
* Enter into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
* Usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable.
* Invest in a variety of securities and employ a number of investment techniques including the following:

---------------------------- -----------------------------------------------------------------------------------------
Instrument                                                         Description
---------------------------- -----------------------------------------------------------------------------------------
U.S. Treasury Obligations    Bills, notes, bonds, STRIPS and CUBES.
---------------------------- -----------------------------------------------------------------------------------------
Treasury Receipts            TRs, TIGRs and CATS
---------------------------- -----------------------------------------------------------------------------------------
U.S. Government Agencies     Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac.
---------------------------- -----------------------------------------------------------------------------------------
Certificates of Deposit      Negotiable instruments with a stated maturity.
---------------------------- -----------------------------------------------------------------------------------------
Time Deposits                Non-negotiable receipts issued by a bank in exchange for the deposit of funds.
---------------------------- -----------------------------------------------------------------------------------------
Repurchase Agreements        The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.
---------------------------- -----------------------------------------------------------------------------------------
Reverse Repurchase           The sale of a security and the simultaneous commitment to buy the security back at an
Agreements                   agreed upon price on an agreed upon date. This is treated as borrowing by the Fund.
---------------------------- -----------------------------------------------------------------------------------------
Securities Lending           The lending of up to 33 1/3% of the Fund's total assets. In return, the Fund will receive cash, other securities and/or letters of credit as collateral.
---------------------------- -----------------------------------------------------------------------------------------
When-Issued Securities and   Purchase or contract to purchase securities at a fixed price for delivery at a future
Forward Commitments          date.
---------------------------- -----------------------------------------------------------------------------------------
Investment Company           Shares of other money market funds.
Securities
---------------------------- -----------------------------------------------------------------------------------------

---------------------------- -----------------------------------------------------------------------------------------
Extendable Commercial Notes  Variable rate notes which normally mature within a short period of time (e.g. one month)
                             but which may be extended by the issuer for a maximum maturity of thirteen months.
---------------------------- -----------------------------------------------------------------------------------------
Bankers' Acceptances         Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.
---------------------------- -----------------------------------------------------------------------------------------
Commercial Paper             Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.
---------------------------- -----------------------------------------------------------------------------------------
Variable and Floating Rate   Obligations with interest rates which are reset daily, weekly, quarterly or some other
Instruments                  period and which may be payable to the Fund on demand.
---------------------------- -----------------------------------------------------------------------------------------
Mortgage-Backed Securities   Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits
                             (REMICs).
---------------------------- -----------------------------------------------------------------------------------------
Demand Features              Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
---------------------------- -----------------------------------------------------------------------------------------
Municipal Securities         Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligations Notes, Bond Anticipation Notes, Revenue
                             Anticipation Notes, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
---------------------------- -----------------------------------------------------------------------------------------
Short-Term Funding           Agreements issued by banks and highly rated insurance companies such as Guaranteed
Agreements                   Investment Contracts (GICs) and Bank Investment Contracts (BICs).
---------------------------- -----------------------------------------------------------------------------------------
Participation Interests      Interest in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.
---------------------------- -----------------------------------------------------------------------------------------
Asset-Backed Securities      Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
---------------------------- -----------------------------------------------------------------------------------------
Foreign Securities           Commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities that are U.S. dollar-denominated.
---------------------------- -----------------------------------------------------------------------------------------

                                       31

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities have risks of varying degrees. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques of the Fund and their risks are described in greater detail below.

The investment objectives of the Fund are not fundamental. All investment policies and practices described in this SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") may change them without shareholder approval. The Conseco Money Market Fund does not currently intend to change its investment objective.

The following discussion describes in greater detail different types of securities and investment techniques used by the Fund, as well as the risks associated with such securities and techniques.

U.S. TREASURY OBLIGATIONS

Bills, note and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

TREASURY RECEIPTS

Interest in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS").

U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS

U.S. Government securities which are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

DEBT SECURITIES

The Fund may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, and the Fund may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" below), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

ASSET-BACKED SECURITIES

Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities.

         MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

         GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

         FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

FOREIGN SECURITIES

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. A Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. At the time a Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value. However, a Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

VARIABLE AND FLOATING RATE SECURITIES

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

Extendable Commercial Note. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g. one month) but which may be extended by the issuer for a maximum maturity of thirteen months.

BANKING AND SAVINGS INDUSTRY OBLIGATIONS

Such obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Fund may each invest in obligations of foreign branches of domestic commercial banks and foreign banks. See "Principal Risk - Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.

The Fund will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;

2. In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

COMMERCIAL PAPER

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

REPURCHASE AGREEMENTS

Repurchase agreements permit a Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the fund would realize a loss. However, to minimize this risk, the fund will enter into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Board. No more than 15% of a Fund's assets may be subject to repurchase agreements maturing in more than seven days.

A repurchase transaction will be subject to guidelines approved by the Board. These guidelines require monitoring the creditworthiness of counterparties to repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis. Repurchase agreements maturing in more than seven days may be considered illiquid and may be subject to the Fund's limitation on investment in illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

A reverse repurchase agreement involves the temporary sale of a security by a fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the fund continues to receive principal and interest payments on the securities.

In a mortgage dollar roll, a fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, a fund will segregate cash or liquid securities whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the fund's fundamental policies concerning borrowings.

SECURITIES LENDING

The Fund may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. The Fund will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3% of the Fund's total assets. The fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Fund seeks to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and that have been approved by the Board.

BORROWING

A Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, the Fund will be in a worse position than if it had not borrowed. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Fund's shares. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of derivatives in connection with leverage may create the potential for significant losses. The Fund may pledge assets in connection with permitted borrowings. The Fund may borrow an amount up to 33 1/3 % of its assets.

DEMAND FEATURES

Securities that are subject to pus and standby commitments ("Demand Features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Fund expects that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

SHORT-TERM FUNDING AGREEMENTS

To enhance yield, a fund may make limited investments in short-term fund agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 10% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.

Some of the countries in which the Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.

Investment companies in which the Fund may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Fund that invests in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs the Fund may incur in connection with such investments.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS. The Fund may advertise investment performance figures, including yield. The yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:

A = the dividends and interest earned during the period.
B = the expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
D = the maximum offering price (which is the net asset value) per share on the last day of the period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. The Fund may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P (1+T)n=ERV

Where:
P = a hypothetical initial payment of $1,000.
T = the average annual total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

Each investment performance figure will be carried to the nearest hundredth of one percent.

Because the Fund is new, there is no performance to report.

NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Fund may advertise its performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

Each index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

SECURITIES TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for this Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of the Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to this Fund and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Fund to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by the Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of the Fund in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to this Fund and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to this Fund. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

Orders on behalf of this Fund may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.

The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

MANAGEMENT

THE ADVISER

The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Fund, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Trustees of the Trust.

The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as sub-adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 2000, the Adviser managed in excess of $29 billion in assets.

The Investment Advisory Agreement, effective April 3, 2001, between the Adviser and the Conseco Money Market Fund, provides that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by a Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreement provides that the Adviser is not protected against any liability to a Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

Under the terms of the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.50% of the average daily net asset value of the Conseco Money Market Fund.

Pursuant to a contractual arrangement with the Trust, the Adviser, along with the Fund's Administrator, Conseco Services, LLC, has agreed to waive fees and/or reimburse expenses through April 30, 2002, so that annual operating expenses of the Conseco Money Market Fund is limited to 0.40%.

The Adviser and/or the Administrator will waive fees and/or reimburse expenses on a monthly basis and the Adviser will pay the Fund by reducing its fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

This contractual arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

The Fund may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.

OTHER SERVICE PROVIDERS

THE ADMINISTRATOR. Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Trust pursuant to an Administration Agreement dated January 2, 1997 and approved by the Board of Trustees regarding the Conseco Money Market on February 17, 2001. Under the agreement, the Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities

For providing these services, the Administrator receives a fee from the Fund of
 .20% per annum of its average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Fund. Firstar Mutual Fund Services, LLC performs certain administrative services for the Fund, pursuant to agreements with the Administrator. See "The Adviser" above regarding the Administrator's contractual arrangement to waive its fees and/or reimburse Fund expenses.

CUSTODIAN. The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of the Fund.

TRANSFER AGENCY SERVICES. Firstar Mutual Fund Services, LLC is the transfer agent for the Fund.

INDEPENDENT ACCOUNTANTS/AUDITORS. PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002 serves as the Trust's independent accountant.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Adviser, as set forth in "Management." The Trust's officers supervise the daily business operations of the Trust. The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

Name, Address                     Position Held            Principal Occupation(s)
  and Age                         With Trust               During Past 5 Years
-------------                     -------------            -----------------------
William P. Daves, Jr. (75)        Chairman of the Board,   Consultant to insurance and healthcare
5723 Trail Meadow                 Trustee                  industries. Director, Chairman and Chief
Dallas, TX 75230                                           Executive Officer, FFG Insurance Co.
                                                           Chairman of the Board and Trustee of
                                                           other mutual funds managed by the Adviser.

Maxwell E. Bublitz* (45)          President and Trustee    Chartered Financial Analyst. Chief
11825 N. Pennsylvania St.                                  Executive Officer, President and Director,
Carmel, IN 46032                                           Adviser. Senior Vice President, Investments,
                                                           Conseco, Inc. President and Trustee of other
                                                           mutual funds managed by the Adviser.

                                       46

Name, Address                     Position Held            Principal Occupation(s)
  and Age                         With Trust               During Past 5 Years
-------------                     -------------            -----------------------
Gregory J. Hahn* (40)             Vice President for       Chartered Financial Analyst. Senior Vice
11825 N. Pennsylvania St.         Investments and Trustee  President, Adviser. Portfolio Manager of
Carmel, IN 46032                                           the fixed income portion of Balanced,
                                                           Fixed Income and Money Market Funds.
                                                           Trustee, Vice President and portfolio
                                                           manager of other mutual funds managed by
                                                           the Adviser.

Harold W. Hartley (77)            Trustee                  Retired. Chartered Financial Analyst.
502 Canal Cove Court                                       Director, Ennis Business Forms, Inc.
Ft. Myers Beach, FL 33931                                  Previously, Executive Vice President,
                                                           Tenneco Financial Services, Inc. Trustee
                                                           of other mutual funds managed by the Adviser.
                                                           Director, Ennis Business Forms, Inc.

Dr. R. Jan LeCroy (69)            Trustee                  Director, Southwest Securities Group, Inc.
841 Liberty                                                Retired President, Dallas Citizens Council.
Dallas, TX 75204                                           Trustee of other mutual funds managed by the
                                                           Adviser.

Dr. Jess H. Parrish (73)          Trustee                  Former President, Midland College. Higher
2805 Sentinel                                              Education Consultant. Trustee of other mutual
Midland, TX 79701                                          funds managed by the Adviser.

Name, Address                     Position Held            Principal Occupation(s)
  and Age                         With Trust               During Past 5 Years
-------------                     -------------            -----------------------
David N. Walthall (55)            Trustee                  Principal, Walthall Asset Management. Former
1 Galleria Tower, Suite 1050                               President, Chief Executive Officer and Director
13355 Noel Road                                            of Lyrick Corporation. Formerly, President and
Dallas, TX 75240                                           CEO, Heritage Media Corporation. Formerly, Director,
                                                           Eagle National Bank. Trustee of other mutual funds
                                                           managed by the Adviser.

William P. Kovacs (55)            Vice President and       Vice President, Senior Counsel, Secretary, Chief
11825 N. Pennsylvania St.         Secretary                Compliance Officer and Director of Adviser. Vice
Carmel, IN 46032                                           President, Senior Counsel, Secretary and Director,
                                                           Conseco Equity Sales, Inc. Vice President and
                                                           Secretary of other mutual funds managed by the Adviser.
                                                           Previously, Associate Counsel, Vice President and
                                                           Assistant Secretary, Kemper Financial Services, Inc.
                                                           (1989-1996); previous to Of Counsel, Rudnick & Wolfe
                                                           (1997-1998); previous to Of Counsel, Shefsky &
                                                           Froelich (1998).

James S. Adams (41)               Treasurer                Senior Vice President Chief Accounting Officer and
11815 N. Pennsylvania St.                                  Treasurer of Conseco, Inc. and various of its
Carmel, IN 46032                                           subsidiaries. Senior Vice President, Treasurer, and
                                                           Director, Conseco Equity Sales, Inc. Senior Vice
                                                           President and Treasurer, Conseco Services, LLC.
                                                           Treasurer of other mutual funds managed by the Adviser.

William T. Devanney, Jr. (45)     Vice President           Senior Vice President, Corporate Taxes, Conseco Services,
11815 N. Pennsylvania St.         Corporate Taxes          LLC and various of its affiliates. Senior Vice President,
Carmel, IN 46032                                           Corporate Taxes, Conseco Equity Sales, Inc. and Conseco
                                                           Services LLC. Vice President of other mutual funds managed by the Adviser.

                                       48

-----------------

* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 2000 for affiliated investment companies within the Fund Complex. In addition to Conseco Fund Group, the Fund Complex, as of December 31, 2000, consists of: Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

COMPENSATION TABLE

---------------------------------------------- ------------------------------ --------------------------------------------
                                                  Aggregate Compensation          Total Compensation from Investment
Name of Person, Position                              from the Trust                    Companies in the Trust
                                                                                      (Complex Paid to Trustees)
---------------------------------------------- ------------------------------ --------------------------------------------
William P. Daves, Jr.                                     $10,959                               $40,397
                                                                                     (17 other investment companies)
---------------------------------------------- ------------------------------ --------------------------------------------
Harold W. Hartley                                         $10,584                               $38,334
                                                                                     (17 other investment companies)
---------------------------------------------- ------------------------------ --------------------------------------------
Dr. R. Jan LeCroy                                         $10,584                               $38,334
                                                                                     (17 other investment companies)
---------------------------------------------- ------------------------------ --------------------------------------------
Dr. Jesse H. Parrish                                      $10,584                               $38,334
                                                                                     (17 other investment companies)
---------------------------------------------- ------------------------------ --------------------------------------------
David N. Walthall                                         $10,584                               $38,334
                                                                                     (17 other investment companies)
---------------------------------------------- ------------------------------ --------------------------------------------

As of March 31, 2001, the Trustees and officers of the Trust, as a group, own less than 1% of each Fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

FUND EXPENSES

The Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent;
(iii) expenditures in connection with meetings of shareholders and Trustees;
(iv) compensation and expenses of Trustees who are not interested persons of the Trust; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders;
(vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION ARRANGEMENTS

Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, dated January 2, 1997 as amended December 31, 1997. The Underwriting Agreement was approved with respect to the Conseco Money Market Fund as of February 17, 2001. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of any Fund.

The Distributor's principal address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

SHARE PRICES AND NET ASSET VALUE

The Fund calculates its net asset value (NAV) on each business day that the New York Stock Exchange (NYSE) is open. This occurs at the close of regular trading, normally 4 PM, Eastern time. The NAV is generally based on the market price of the securities held in a fund.

The Conseco Money Market Fund's use of the amortized cost method is conditioned on compliance with certain conditions contained in Rule 2a-7 (the "Rule") under the 1940 Act. The Rule also obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of difference of more than one-half of one percent between the two. To minimize any material dilution or other unfair results with might arise from differences between the two, the Trustees will take such steps as they consider appropriate (e.g. redemption in kind or shortening the average portfolio maturity).

It is the normal practice of the Conseco Money Market Fund to hold portfolio securities to maturity however, the portfolio manager may sell a particular security when they deem it advisable. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the principal amount of the security. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Fund. In periods of declining interest rates, the yield on shares of the Fund will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the yield on shares of the Fund will tend to be lower than in the valuation was based upon market prices and estimates.

Class Y Shares

Your initial purchase amount should be at least $500,000. However, the minimum may be waived at the discretion of the Fund's officers. The Fund and Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

REDEMPTIONS IN KIND

The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the net assets of the Fund, whichever is less. Any redemptions beyond this amount also will be in cash unless the Board of Trustees determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemptions in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could incur certain transaction costs.

SUSPENSION OF REDEMPTIONS

The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; for any period during which an emergency exists as a result of which (1) disposition by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets; or for such other periods as the SEC may permit for the protection of investors.

RETIREMENT PLANS

Class Y shares are available for purchase by qualified retirement plans of both corporations and self-employed individuals. The Trust has available prototype IRA plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, and savings incentive match plans for employees ("SIMPLE" plans) as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, tax-exempt organizations.

CODE OF ETHICS

Under CCM's personal securities trading policy (the "Policy"), CCM employees must pre-clear personal transactions in securities not exempt under the Policy. In addition, CCM employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. CCM access persons, including portfolio managers and investment personnel, who comply with the Policy's pre-clearance and disclosure procedures, and the requirements of the Policy, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

INFORMATION ON CAPITALIZATION AND OTHER MATTERS

All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Fund (or classes of a Fund) differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a Fund-by-Fund (or class-by-class) basis. The Trust does not hold routine annual shareholders' meetings. The shares of each Fund issued are fully paid and non-assessable, have no preference or similar rights, and are freely transferable. In addition, each issued and outstanding share in a class of the Fund is entitled to participate equally in dividends and distributions declared by that class.

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold annual meetings of shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10% of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1% of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders.

Each issued and outstanding share of each class of a Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. The shares of each Fund have no preference, preemptive or similar rights, and are freely transferable.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of a Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder's incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

TAXES

GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of a Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

The Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

INCOME FROM FOREIGN SECURITIES

Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Pursuant to that election, the Fund would treat its foreign taxes as dividends paid to its shareholders, and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, and (2) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a part of any "excess distribution" received by it on the stock of a PFIC or of any gain on the Fund's disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund, would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed thereto by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock with respect to which this election is made will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency positions and payables or receivables (e.g., dividends or interest receivable) denominated in a foreign currency are subject to section 988 of the Code, which generally causes those gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any gains from the disposition of foreign currencies could, under future Treasury regulations, produce income that is not "qualifying income" under the Income Requirement.

INVESTMENTS IN DEBT SECURITIES

If the Fund invests in zero coupon securities, payment-in-kind securities and/or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if an election is made to include market discount in income currently), it must accrue income on those investments prior to the receipt of cash payments or interest thereon. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income, including such accrued discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to make the necessary distributions.

Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that holds such obligations. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that holds such obligations in order to seek to reduce the risk of distributing insufficient income to qualify for treatment as a RIC and of becoming subject to federal income tax or the Excise Tax.

HEDGING STRATEGIES

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options, futures and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies -- and as noted above, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- will qualify as permissible income under the Income Requirement.

Certain futures and foreign currency contracts in which the Funds may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be marked-to-market (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the case available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under that law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

FINANCIAL STATEMENTS

Because the Conseco Money Market Fund is new, audited financial statements are not available.

APPENDIX A: SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds. Such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB/B/CCC/CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.+ BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS:

Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

                      PART C - OTHER INFORMATION - CLASS Y

                               CONSECO FUND GROUP
                            Conseco Money Market Fund

                       REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

                  (a) Agreement and Declaration of Trust. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                  (b) By-laws. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                  (c)(1) Agreement and Declaration of Trust of Conseco Fund Group, Articles V, VI, VII, VIII, and X. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                     (2)      By-laws of Conseco Fund Group, Articles II, V, and
                              VII. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                  (d)(1) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                     (2) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                     (3) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                     (4) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                     (5) Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (6) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco Money Market Fund, and Conseco Capital Management, Inc. Filed herewith.

                  (e)(1) Amended and Restated Principal Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                     (2) Schedule A to the Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (3) Amended Schedule A to the Amended and Restated Principal Underwriting Agreement. Filed herewith.

                  (f)         Bonus, profit sharing or pension plans - None.

                  (g)(1) Custody Agreement between Conseco Fund Group and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                     (2) Custody Agreement between Conseco Fund Group and State Street Bank and Trust Company with respect to the Conseco International Fund. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                  (h)(1) Amended and Restated Administration Agreement between Conseco Fund Group and Conseco Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                     (2) Schedule A to the Amended and Restated Administration Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (3) Amended Schedule A to the Amended and Restated Administration Agreement. Filed herewith.

                     (4) Sub-Administration Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                     (5) Sub-Administration Agreement between Conseco Services, LLC and AMR Investment Services, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (6) Fund Administration Servicing Agreement Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, File April 10, 2000.

                     (7) Amended Schedule A to the Fund Administration Servicing Agreement. Filed herewith.

                     (8) Fund Accounting Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                     (9) Fund Accounting Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, Filed April 10, 2000.

                     (10) Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                     (11) Transfer Agent Servicing Agreement between Conseco Fund Group and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, Filed April 10, 2000.

                     (12) Agreement Among AMR Investment Services Trust, AMR Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                  (i) Opinion and Consent of Counsel as to the Legality of the Securities being Registered. Filed herewith.

                  (j)         Consent of Independent Accountants. None.

                  (k)         Financial statements omitted from prospectus -
                              None.

                  (l)         Letter of investment intent - None.

                  (m)(1) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                     (2) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                     (3) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                     (4) Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                     (5) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (6) Amended Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. Filed herewith.

                     (7) Selling Group Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                  (n)         Financial Data Schedule. None.

                  (o)(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (2) Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                     (3) Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 14 to the registration statement, SEC File No. 333-13185, filed June 27, 2000.

                     (4) Amended Schedule A to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Filed herewith.

                  (p) Code of Ethics. Incorporated by reference to Post-Effective Amendment No. 14 to the registration statement, SEC File No. 333-13185, filed June 27, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25.  INDEMNIFICATION.

         Reference is made to Articles II and V of the Agreement and Declaration of Trust, which are incorporated by reference to the Registrant's registration statement, SEC File No. 333-13185, filed previously on October 1, 1996.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

         Maxwell E. Bublitz., President and Trustee of Conseco Fund Group, Senior Vice President of Conseco, Inc.; President and Trustee of Conseco Series Trust; President and Trustee of Conseco Fund Group, President and Director of Conseco StockCar Stocks Mutual Fund, Inc.

         Gregory J. Hahn, Vice President and Trustee of Conseco Fund Group, Vice President and Trustee of Conseco Strategic Income Fund

         Bruce Johnston, Senior Vice President, Chief Marketing Officer of Conseco Capital Management, Inc.

         William P. Kovacs, Chief Counsel and Secretary; Chief Compliance Officer and Director; Vice President and Secretary of Conseco Fund Group, Vice President and Secretary of Conseco Series Trust; Vice President and Secretary of Conseco Strategic Income Fund; Vice President and Secretary of Conseco StockCar Stocks Mutual Fund, Inc.; Vice President and Secretary of Conseco Equity Sales, Inc.; Vice President and Secretary of Conseco Financial Services, Inc.

         Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITERS.

         Conseco Equity Sales, Inc. serves as the Registrant's principal underwriter.

         The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each person listed is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

          Name and Principal                   Positions and Offices                  Positions and Offices
          Business Address                   with Principal Underwriter                   with Registrant
          ----------------                   --------------------------                   ---------------
L. Gregory Gloeckner                     President                              None

William P. Kovacs                        Vice President, Senior Counsel,        Vice President and Secretary
                                         Secretary, and Director

James S. Adams                           Senior Vice President, Treasurer,      Treasurer, Principal Financial and
                                         and Director                           Accounting Officer

William T. Devanney, Jr.                 Senior Vice President, Corporate       Vice President, Corporate Taxes
                                         Taxes

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser, the Funds' custodian, The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826 or the Funds' accountant and sub-administrator, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202.

ITEM 29.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 30.  UNDERTAKINGS.

         None.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco Fund Group, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 16 to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Carmel and State of Indiana on the 4th day of April, 2001.

                                         CONSECO FUND GROUP

                                 By: /s/ Maxwell E. Bublitz
                                     ----------------------
                                     Maxwell E. Bublitz
                                     President (Principal Executive Officer)
                                       and Trustee

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                                       Date
---------                               -----                                       ----
/S/ MAXWELL E. BUBLITZ*            President                                        April 4, 2001
-----------------------------        (Principal Executive Officer) and Trustee
Maxwell E. Bublitz

/S/ WILLIAM P. DAVES, JR.*         Chairman of the Board and                        April 4, 2001
-----------------------------           Trustee
William P. Daves, Jr.

/S/ GREGORY J. HAHN*               Trustee                                          April 4, 2001
-----------------------------
Gregory J. Hahn

/S/ HAROLD W. HARTLEY*             Trustee                                          April 4, 2001
-----------------------------
Harold W. Hartley

/S/ DR.  R. JAN LECROY*            Trustee                                          April 4, 2001
-----------------------------
Dr. R. Jan LeCroy

/S/ Dr. JESS H. PARRISH*           Trustee                                          April 4, 2001
-----------------------------
Dr. Jess H. Parrish

/S/ JAMES S. ADAMS                 Treasurer                                        April 4, 2001
-----------------------------
James S. Adams

/S/ DAVID N. WALTHALL*             Trustee                                          April 4, 2001
-----------------------------
David N. Walthall

     * /S/  William P. Kovacs
     ------------------------
     William P. Kovacs
     Attorney-in-fact

                               CONSECO FUND GROUP
                            Conseco Money Market Fund

                                    EXHIBITS

                     (d)(6)         Investment Advisory Agreement between Conseco Fund Group, on behalf of the
                                    Conseco Money Market Fund, and Conseco Capital Management, Inc.

                     (e)(3)         Amended Schedule A to the Amended and Restated Principal Underwriting.

                     (h)(3)         Amended Schedule A to the Amended and Restated Administration Agreement.

                     (i)            Opinion and Consent of Counsel as to the Legality of the Securities being Registered.

                     (m)(6)         Amended Schedule A to the Plan of Distribution and Service pursuant to Rule
                                    12b-1.

                     (o)(4)         Amended Schedule A to the Third Amended and Restated Multiple Class Plan
                                    pursuant to Rule 18f-3.

                     Exhibit (d)(6) Investment Advisory Agreement between Conseco Fund Group, on behalf of the
                                    Conseco Money Market Fund, and Conseco Capital Management, Inc.

                         INVESTMENT MANAGEMENT CONTRACT

         Contract made as of April 3, 2001, between CONSECO FUND GROUP, a Massachusetts business trust ("Trust"), and CONSECO CAPITAL MANAGEMENT, INC. ("CCM"), a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act");

         WHEREAS the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company, and is authorized to offer for public sale distinct series of shares of beneficial interest; and

         WHEREAS the Trust desires and intends to have one or more investment advisers ("Sub-Advisers") provide investment advisory and portfolio management services with respect to the series of shares of beneficial interest of the Trust listed on Schedule A hereto, as such schedule may be amended from time to time (each a "Series"); and

         WHEREAS the Trust desires to retain CCM as investment manager to furnish certain portfolio management services to the Trust with respect to each Series, and CCM is willing to furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

         1. Appointment. The Trust hereby appoints CCM as investment manager of the Trust and each Series for the period and on the terms set forth in this Contract. CCM accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

         2. Duties as Investment Manager; Appointment of Sub-Advisers

         (a) Subject to the oversight and direction of the Trust's Board of Trustees ("Board"), CCM will provide to the Trust investment management evaluation services principally by performing initial reviews of prospective Sub-Advisers for each Series and supervising and monitoring performance of the Sub-Advisers thereafter. CCM agrees to report to the Trust the results of its evaluation, supervision and monitoring functions and to keep certain books and records of the Trust in connection therewith. CCM further agrees to communicate performance expectations and evaluations to the Sub-Advisers, and to recommend to the Trust whether agreements with Sub-Advisers should be renewed, modified or terminated.

         (b) CCM is responsible for informing the Sub-Advisers of the investment objective(s), policies and restrictions of the Series for which the Sub-Adviser is responsible, for informing or ascertaining that it is aware of other legal and regulatory responsibilities applicable to the Sub-Adviser with respect to the Series for which the Sub-Adviser is responsible, and for monitoring the Sub-Advisers' discharge of their duties; but CCM is not responsible for the specific actions (or inactions) of a Sub-Adviser in the performance of the duties assigned to it.

         (c) With respect to each Sub-Adviser for a Series, CCM shall enter into an agreement ("Sub-Advisory Agreement") with the Sub-Adviser in substantially the form previously approved by the Board.

         (d) CCM shall be responsible for the fees payable to and shall pay the Sub-Adviser of a Series the fee as specified in the Sub-Advisory Agreement relating thereto.

         3. Further Duties. In all matters relating to the performance of this Contract, CCM will act in conformity with the Declaration of Trust, By-Laws and the currently effective registration statement of the Trust and any amendments or supplements thereto ("Registration Statement") and with the instructions and directions of the Board and will comply with the requirements of the 1940 Act, the Advisers Act, and the rules under each, and all other applicable federal and state laws and regulations.

         4. Services Not Exclusive. The services furnished by CCM hereunder are not to be deemed exclusive and CCM shall be free to furnish similar services to others so long as its services under this Contract are not impaired thereby. Nothing in this Contract shall limit or restrict the right of any director, officer or employee of CCM, who may also be a Trustee, officer or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

         5. Expenses.

         (a) During the term of this Contract, each Series will bear all expenses, not specifically assumed by CCM, incurred in its operations and the offering of its shares.

         (b) Expenses borne by each Series will include but not be limited to the following (or each Series' proportionate share of the following): (i) the cost (including brokerage commissions) of securities purchased or sold by the Series and any losses incurred in connection therewith; (ii) fees payable to and expenses incurred on behalf of the Series by CCM under this Contract; (iii) filing fees and expenses relating to the registrations and qualification of the Series' shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (iv) fees and salaries payable to the Trust's Trustees and officers who are not interested persons of the Trust or CCM; (v) all expenses incurred in connection with the Trustees' services, including travel expenses; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (viii) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the Series for violation of any law; (ix) legal, accounting and auditing expenses, including legal fees of special counsel for those Trustees of the Trust who are not interested persons of the Trust; (x) charges of custodians, transfer agents and other agents; (xi) costs of preparing share certificates; (xii) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (xiii) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (xiv) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, Trustees, agents and shareholders) incurred by the Trust or the Series; (xv) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (xvi) costs of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (xvii) the cost of investment company literature and other publications provided by the Trust to its Trustees and officers; (xviii) costs of mailing, stationery and communications equipment; (xix) expenses incident to any dividend, withdrawal or redemption options; (xx) charges and expenses of any outside pricing service used to value portfolio securities; (xxi) interest on borrowings of the Trust; and (xxii) fees or expenses related to license agreements with respect to securities indices.

         (c) The Trust or a Series may pay directly any expenses incurred by it in its normal operations and, if any such payment is consented to by CCM and acknowledged as otherwise payable by CCM pursuant to this Contract, a Series may reduce the fee payable to CCM pursuant to Paragraph 6 thereof by such amount. To the extent that such deductions exceed the fee payable to CCM on any monthly payment date, such excess shall be carried forward and deducted in the same manner from the fee payable on succeeding monthly payment dates.

         (d) CCM will assume the cost of any compensation for services provided to the Trust received by the officers of the Trust and by those Trustees who are interested persons of the Trust.

         (e) The payment or assumption by CCM of any expenses of the Trust or a Series that CCM is not required by this Contract to pay or assume shall not obligate CCM to pay or assume the same or any similar expense of the Trust or a Series on any subsequent occasion.

         6. Compensation.

         (a) For the services provided and the expenses assumed pursuant to this Contract, with respect to a Series, the Trust will pay to CCM a fee, computed daily and paid monthly, at an annual rate as set forth on Schedule A hereto (as such schedule may be amended from time to time), expressed as a percentage of average daily net assets of a Series.

         (b) The fee shall be computed daily and paid monthly to CCM on or before the first business day of the next succeeding calendar month.

         (c) If this Contract becomes effective or terminates before the end of any month, the fee for the period from the effective day to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

         7. Limitation of Liability of CCM. CCM and its officers, directors, employees and delegates, including any Sub-Adviser to a Series, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, a Series or any of its shareholders, in connection with the matters to which this Contract relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Any person, even though also an officer, director, employee, or agent of CCM, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to a Series or the Trust or acting with respect to any business of a Series or the Trust, to be rendering such service to or acting solely for a Series or the Trust and not as an officer, director, employee, or agent or one under the control or direction of CCM even though paid by it.

         8. Limitation of Liability of the Trustees and Shareholders of the Trust. The Trustees of the Trust and the shareholders of any Series shall not be liable for any obligations of any Series or the Trust under this Agreement and CCM agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to such Trustees or shareholders.

         9. Duration and Termination.

         (a) This Contract shall become effective for each Series upon the day and year first written above, provided that this Contract has been approved for the Series by a vote of a majority of those Trustees of the Trust who are not parties to this Contract or interested persons of any such party cast at a meeting called for the purpose of voting on such approval and in which the Trustees may participate by any means of communication that allows all Trustees participating to hear each other simultaneously during the meeting.

         (b) Unless sooner terminated as provided herein, this Contract shall continue in effect for two years from its effective date. Thereafter, if not terminated, this Contract shall continue automatically for successive periods of twelve months each, provided that such continuance is specifically approved at least annually (i) by a vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of each Fund.

         (c) Notwithstanding the foregoing, with respect to a Series, this Contract may be terminated at any time, without the payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of a Series on ten days' written notice to CCM and may be terminated by CCM at any time, without the payment of any penalty, on sixty days' written notice to the Trust. Termination of this Contract with respect to a Series shall in no way affect the continued validity of this Contract or the performance thereunder with respect to any other Series.

         10. Additional Series. In the event that the Trust establishes one or more series of shares with respect to which it desires to have CCM render services under this Contract, it shall so notify CCM in writing. If CCM agrees in writing to provide said services, such series of shares shall become a Series hereunder upon execution of a new Schedule A and compliance with the requirements of the 1940 Act and the rules and regulations thereunder.

         11. Amendment of this Contract. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this contract as to a Series shall be effective until approved by vote of the Independent Trustees or a majority of the Series' outstanding voting securities.

         12. Governing Law. This Contract shall be construed in accordance with the laws of the State of New York, without giving effect to the conflicts of laws principles thereof, and in accordance with the 1940 Act, provided, however, that section 8 above will be construed in accordance with the laws of the Commonwealth of Massachusetts. To the extent that the applicable laws of the State of New York or the Commonwealth of Massachusetts conflict with the applicable provisions of the 1940 Act, the latter shall control.

         13. Miscellaneous. The captions in this Contract are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Contract shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Contract shall not be affected thereby. This Contract shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. As used in this Contract, the terms "majority of the outstanding voting securities," "affiliated person," "interested person," "assignment," "broker," "investment adviser," "national securities exchange," "net assets," "prospectus," "sale," "sell" and "security" shall have the same meaning as such terms have in the 1940 Act, subject to such exemption as may be granted by the Securities and Exchange Commission by any rule, regulation or order. Where the effect of a requirement of the 1940 Act reflected in any provision of this contract is relaxed by a rule, regulation or order of the Securities and Exchange Commission, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated as of the day and year first above written.

                                                CONSECO FUND GROUP

Attest: ____________________                    By ______________________
        William P. Kovacs                          Name: Maxwell E. Bublitz
                                                   Title: President
                                                CONSECO CAPITAL MANAGEMENT, INC.

Attest: ____________________                    By ______________________
        William P. Kovacs                          Name: Maxwell E. Bublitz
                                                   Title: President

                               CONSECO FUND GROUP
                         INVESTMENT MANAGEMENT CONTRACT

                                   SCHEDULE A

       Series                                               Annual Fee
       ------                                               ----------
Conseco Money Market Fund                                      0.50%

Exhibit (e)(3) Amended Schedule A to the Amended and Restated Principal
               Underwriting.

                               CONSECO FUND GROUP
              AMENDED AND RESTATED PRINCIPAL UNDERWRITING AGREEMENT

                                   SCHEDULE A

                                     Series

                               Conseco Equity Fund
                          Conseco Asset Allocation Fund
                            Conseco Fixed Income Fund
                                 Conseco 20 Fund
                             Conseco High Yield Fund
                       Conseco Convertible Securities Fund
                             Conseco Large-Cap Fund
                        Conseco Science & Technology Fund
                            Conseco Money Market Fund

Exhibit (h)(3) Amended Schedule A to the Amended and Restated Administration
               Agreement.

                               CONSECO FUND GROUP
                  AMENDED AND RESTATED ADMINISTRATION AGREEMENT

                                   SCHEDULE A

                Series                                       Annual Fee
                ------                                       ----------
           Conseco Equity Fund                                  .20%
           Conseco Asset Allocation Fund                        .20%
           Conseco Fixed Income Fund                            .20%
           Conseco 20 Fund                                      .20%
           Conseco High Yield Fund                              .20%
           Conseco Convertible Securities Fund                  .20%
           Conseco Large-Cap Fund                               .20%
           Conseco Science & Technology Fund                    .20%
           Conseco Money Market Fund                            .20%

Exhibit (i) Opinion and Consent of Counsel as to the Legality of the Securities
            being Registered.

                           KIRKPATRICK & LOCKHART LLP
                   1800 MASSACHUSETTS AVENUE, N.W., 2ND FLOOR
                           WASHINGTON, D.C. 20036-1800
                            TELEPHONE: (202) 778-9000
                            FACSIMILE: (202) 778-9100

                                                   April 2, 2001

Conseco Fund Group
11815 North Pennsylvania Street
Carmel, Indiana 46032

Ladies and Gentlemen:

         Conseco Fund Group ("Trust") is an unincorporated voluntary association organized under the laws of the State of Massachusetts and governed by an Agreement and Declaration of Trust dated September 20, 1996. You have requested our opinion regarding certain matters in connection with the Trust's issuance of Shares in its new series, Conseco Money Market Fund ("New Series"). As used in this letter, the term "Shares" means the Class Y shares of beneficial interest of the New Series.

         As counsel to the Trust, we have participated in various matters relating to the Trust. We have examined copies of the Trust's Agreement and Declaration of Trust and By-Laws, as now in effect, and the minutes of meetings of the trustees of the Trust, and we are generally familiar with its affairs. For certain matters of fact, we have relied upon representations of officers of the Trust. Based on the foregoing, it is our opinion that an unlimited number of Shares of the New Series may be legally and validly issued in accordance with the Trust's Agreement and Declaration of Trust and By-Laws and subject to compliance with the Securities Act of 1933, the Investment Company Act of 1940 and applicable state laws regulating the offer and sale of securities; and, when so issued, the Shares will be legally issued, fully paid and non-assessable by the Trust.

         We express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state securities laws in connection with the sale of Shares.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that that persons seeking to subject shareholders to any personal liability whatsoever, in tort, contract or otherwise, in connection with the Trust property or affairs of the Trust, shall look solely to the Trust for satisfaction of their claims. It also requires that notice of such disclaimer be given in any written instrument creating an obligation of the Trust, but that the omission of such recital shall not operate to impose personal liability on any of the shareholders of the Trust. The Declaration of Trust further provides for indemnification from the assets of the New Series for all loss and expense of any shareholder held personally liable for the obligations of the Trust or the New Series by virtue of ownership of shares of such Series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or the New Series would be unable to meet its obligations.

         We hereby consent to the filing of this opinion in connection with Post-Effective Amendment No.16 to the Trust's Registration Statement on Form N-1A. We also consent to the reference to our firm under the caption "Legal Counsel" in the Statement of Additional Information filed as part of the Registration Statement.

                                                 Sincerely,

                                                 /s/ KIRKPATRICK & LOCKHART LLP
                                                     --------------------------
                                                 KIRKPATRICK & LOCKHART LLP

Exhibit (m)(6) Amended Schedule A to the Plan of Distribution and Service
               pursuant to Rule 12b-1.

                               CONSECO FUND GROUP
                        Plan of Distribution and Service
                             Pursuant to Rule 12b-1

                                   SCHEDULE A

                 Series                              Annual Fee
                 ------                              ----------
           Conseco 20 Fund
                Class A                                 0.50%
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco High Yield Fund
                Class A                                 0.50%
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Equity Fund
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Asset Allocation Fund
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Fixed Income Fund
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Convertible Securities Fund
                Class A                                 0.50%
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Large-Cap Fund
                Class A                                 0.50%
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Science & Technology Fund
                Class A                                 0.50%
                Class B                                 1.00%
                Class C                                 1.00%
                Class S                                 0.25%

           Conseco Money Market Fund
                Class A                                 0.25%

Exhibit (o)(4) Amended Schedule A to the Third Amended and Restated Multiple
               Class Plan pursuant to Rule 18f-3.

                               CONSECO FUND GROUP
                SECOND AMENDED AND RESTATED MULTIPLE CLASS PLAN `
                             PURSUANT TO RULE 18f-3
                                   SCHEDULE A

           Name of Series and Classes                             Date Subject to Plan
           --------------------------                             --------------------
           Conseco Equity Fund                                    December 5, 1996
           Class A, Class B, Class C, Class S                     (Amended and Restated as of
           and Class Y                                            December 31, 1997)

           Conseco Asset Allocation Fund                          December 5, 1996
           Class A, Class B, Class C, Class S                     (Amended and Restated as of
           and Class Y                                            December 31, 1997)

           Conseco Fixed Income Fund                              December 5, 1996
           Class A, Class B, Class C, Class S                     (Amended and Restated as of
           and Class Y                                            December 31, 1997)

           Conseco 20 Fund                                        December 31, 1997
           Class A, Class B, Class C, Class S
           and Class Y

           Conseco High Yield Fund                                December 31, 1997
           Class A, Class B, Class C, Class S
           and Class Y

           Conseco Convertible Securities Fund                    May 14, 1998
           Class A, Class B, Class C and Class Y

           Conseco Large-Cap Fund                                 July 1, 2000
           Class A, Class B, Class C and Class Y

           Conseco Science & Technology Fund                      July 1, 2000
           Class A, Class B, Class C and Class Y

           Conseco Money Market Fund                              April 3, 2001
           Class A and Class Y

                                       81